Schedule of Plant Asset Consists (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Process Plant
Mill purchase, detailed engineering, and construction costs	$ 94,026,121	$ 65,545,594
Capitalized interest (note 10)	4,155,884	1,848,473
Disposal of Grinding Circuits	(984,820)	(984,820)
Process Plant	$ 97,197,185	$ 66,409,247